Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost:
Beginning Balance	$ 50
Initially consolidated company	2,192
Additions during the year	16
Disposals during the year	(59)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3)
Ending Balance	2,107
Accumulated depreciation:
Beginning Balance	45
Additions during the year	113
Disposals during the year	(3)
Adjustments arising from translating financial statements from functional currency to presentation currency	(21)
Ending Balance	134
Depreciated cost	2,107	$ 50
Computer [Member]
Cost:
Beginning Balance	36
Initially consolidated company	42
Additions during the year	8
Disposals during the year	(20)
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	66
Accumulated depreciation:
Beginning Balance	26
Additions during the year	12
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)
Ending Balance	16
Depreciated cost	50	3
Lab equipment [Member]
Cost:
Beginning Balance	13
Initially consolidated company	2,031
Additions during the year
Disposals during the year	(39)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)
Ending Balance	2,004
Accumulated depreciation:
Beginning Balance	10
Additions during the year	88
Disposals during the year	(3)
Adjustments arising from translating financial statements from functional currency to presentation currency	2
Ending Balance	97
Depreciated cost	1,907	10
Office Furniture and Equipment [Member]
Cost:
Beginning Balance	23
Initially consolidated company	111
Additions during the year	1
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)
Ending Balance	134
Accumulated depreciation:
Beginning Balance	8
Additions during the year	8
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	16
Depreciated cost	118	15
Leasehold Improve-ments [Member]
Cost:
Beginning Balance	23
Initially consolidated company
Additions during the year	7
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)
Ending Balance	29
Accumulated depreciation:
Beginning Balance	1
Additions during the year	4
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)
Ending Balance	4
Depreciated cost	25	22
Vehicles [member]
Cost:
Beginning Balance
Initially consolidated company	8
Additions during the year
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	8
Accumulated depreciation:
Beginning Balance
Additions during the year	1
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency
Ending Balance	1
Depreciated cost	$ 7